Benefit Plans (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Tesoro sponsors four defined benefit pension plans, including one funded qualified employee retirement plan and three unfunded nonqualified executive plans. Although our funded employee retirement plan fully meets all funding requirements under applicable laws and regulations, we voluntarily contributed $15 million during the three months ended March 31, 2015 to improve the funded status of the plan. Tesoro also provides other postretirement health care benefits to retirees who met certain service requirements and were participating in our group health insurance program at retirement.

The components of pension and other postretirement benefit expense (income) for the three months ended March 31, 2015 and 2014 were (in millions):

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,

	2015	2014	2015	2014
Service cost	$12	$13	$1	$1
Interest cost	8	9	1	1
Expected return on plan assets	(7)	(8)	—	—
Amortization of prior service cost	—	—	(9)	(9)
Recognized net actuarial loss	6	4	1	1
Net Periodic Benefit Expense (Income)	$19	$18	$(6)	$(6)

BENEFIT PLANS

Benefits Summary

We sponsor four defined benefit pension plans, including one qualified plan and three nonqualified plans, which are described below.

•
The funded qualified employee retirement plan (the “Retirement Plan”) provides benefits to all eligible employees. Benefits are determined based on final average compensation and years of service through December 31, 2010, and a cash balance account based formula for service beginning January 1, 2011. Although our funded employee retirement plan fully meets all of the funding requirements under applicable laws and regulations, we contributed $60 million during 2014 and $48 million in both 2013 and 2012 to improve the plan’s funded status.

•
The unfunded nonqualified restoration retirement plan provides for the restoration of retirement benefits to certain senior level employees that are not provided under the qualified retirement plan due to limits imposed by the Internal Revenue Code.

•
The unfunded nonqualified executive security plan provides certain executive officers and other key personnel with supplemental pension benefits. These benefits are provided by a nonqualified, noncontributory plan and are based on years of service and compensation. We made payments of $5 million in both 2014 and 2013 and $2 million during 2012 for current retiree obligations under the plan.

•
The unfunded nonqualified supplemental executive retirement plan provides eligible senior level executives a supplemental pension benefit in excess of those earned under the qualified retirement plan. Effective January 1, 2015, this plan was frozen to new participants.

Tesoro provides health care benefits to retirees who met certain service requirements and were participating in our group health insurance program at retirement. In addition, Tesoro sponsors two 401(k) plans, the thrift plan and the retail savings plan, both of which provide for eligible employees to make contributions, subject to certain limitations, into designated investment funds with a matching contribution by Tesoro.

Pension and Other Postretirement Financial Information

Obligations and Funded Status. Changes in our projected benefit obligations and Retirement Plan assets, and the funded status for our pension and other postretirement benefits as of December 31, 2014 and 2013, were (in millions):

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligations at beginning of year	$611	$762	$77	$100
Service cost	44	42	3	5
Interest cost	29	29	3	2
Actuarial loss (gain)	161	(138)	(2)	(25)
Benefits paid	(75)	(72)	(4)	(8)
Plan amendments	2	—	—	—
Curtailment	(5)	(12)	—	(2)
Acquisitions	—	—	—	5
Projected benefit obligation at end of year	767	611	77	77

Changes in plan assets:
Fair value of plan assets at beginning of year	386	390	—	—
Actual return on plan assets	37	15	—	—
Employer contributions	65	53	4	8
Benefits paid	(75)	(72)	(4)	(8)
Fair value of plan assets at end of year	413	386	—	—
Funded status at end of year	$(354)	$(225)	$(77)	$(77)

The accumulated benefit obligation is the present value of benefits earned to date, assuming no future salary growth. The accumulated benefit obligation for our pension benefits at December 31, 2014 and 2013 was $654 million and $526 million, respectively.

Liability amounts recognized in our consolidated balance sheet related to the funded status of our pension and other postretirement benefits as of December 31, 2014 and 2013 consisted of (in millions):

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Other current liabilities	$2	$2	$8	$7
Other noncurrent liabilities	352	223	69	70
Total amount recognized	$354	$225	$77	$77

Net Periodic Benefit Expense (Income). The components of pension and postretirement net periodic benefit expense (income) included in operating expenses and selling, general and administrative expenses in the statements of consolidated operations for the years ended December 31, 2014, 2013 and 2012, were (in millions):

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Components of net periodic benefit expense (income):
Service cost	$44	$42	$27	$3	$5	$5
Interest cost	29	29	30	3	2	4
Expected return on plan assets	(25)	(24)	(23)	—	—	—
Amortization of prior service cost (credit)	1	1	1	(34)	(36)	(37)
Recognized net actuarial loss	12	22	21	6	9	11
Recognized curtailment loss (gain)	1	—	—	—	(17)	—
Net periodic benefit expense (income)	$62	$70	$56	$(22)	$(37)	$(17)

As a result of the Los Angeles Acquisition and the sale of the Hawaii Business, we remeasured our pension and other postretirement benefit obligations during the second quarter of 2013. The remeasurement for pension and other postretirement benefits did not have a material impact on our net periodic benefit expense during the year ended December 31, 2013. We recorded a $17 million curtailment gain related to the remeasurement of our pension and other postretirement benefit obligations during the year ended December 31, 2013 as a result of the sale of the Hawaii Business.

Assumptions. The following weighted-average assumptions were used to determine benefit obligations and net periodic benefit expense (income) for the years ended December 31, 2014, 2013 and 2012:

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Projected benefit obligation:
Discount rate (a) (b)	4.05%	4.96%	4.06%	3.16%	3.69%	2.82%
Rate of compensation increase	4.25%	4.25%	4.50%	—	—	—
Net periodic benefit expense:
Discount rate (a) (b)	4.96%	4.38%	4.86%	3.69%	2.99%	3.76%
Rate of compensation increase	4.25%	4.36%	4.50%	—	—	—
Expected long-term return on plan assets (c)	6.50%	6.50%	7.00%	—	—	—
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(a)
We determine the discount rate primarily by reference to the effective yields on high quality corporate bonds that have a comparable cash flow pattern to the expected pension and other postretirement benefit payments to be made.

(b)
We remeasured our pension and other postretirement benefit obligations during the second quarter of 2013 due to the Los Angeles Acquisition and the sale of the Hawaii Business. The discount rates used to determine the pension and postretirement obligations, and the related net periodic benefit costs, for the remaining period of 2013 were 4.65% and 3.01%, respectively.

(c)
The expected return on plan assets reflects the weighted-average of the expected long-term rates of return for the broad categories of investments held for the Retirement Plan. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the Retirement Plan’s investments.

The assumed health care cost trend rates used to determine the projected postretirement benefit obligation are as follows:

	2014	2013
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.80%	4.80%
Year that the rate reaches the ultimate trend rate	2024	2024

Assumed health care cost trend rates could have a significant effect on the amounts reported for the health care plans. However, at December 31, 2014, a one-percentage-point change in assumed health care cost trend rates would have less than a million dollar effect on the service and interest cost components and on our postretirement benefit obligation.

Other Comprehensive Income (Loss). Amounts recognized in accumulated other comprehensive loss, before income taxes, as of December 31, 2014 and 2013 consisted of (in millions):

	Pension Benefits		Other Postretirement Benefits		Total
	2014	2013	2014	2013	2014	2013
Net actuarial loss	$(312)	$(180)	$(58)	$(65)	$(370)	$(245)
Prior service credit (cost)	(4)	(4)	130	164	126	160
Total income (loss)	$(316)	$(184)	$72	$99	$(244)	$(85)

The following table summarizes amounts recognized in other comprehensive income (loss), before income taxes, for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Net gain (loss) arising during the year:
Net actuarial gain (loss)	$(144)	$128	$(100)	$2	$25	$2
Prior service credit (cost)	(2)	—	(1)	—	—	—
Curtailment loss	—	12	—	—	2	—
Curtailment - prior service cost	1	—	—	—	(17)	—
Acquisitions	—	—	—	—	(5)	—
Net gain (loss) reclassified into income:
Net actuarial loss	12	22	21	6	9	11
Prior service cost (credit)	1	1	1	(35)	(36)	(37)
Total gain (loss) recognized in other comprehensive income	$(132)	$163	$(79)	$(27)	$(22)	$(24)

Amounts included in accumulated other comprehensive loss, before income taxes, as of December 31, 2014 that are expected to be recognized as components of net periodic benefit expense (income) in 2015 are as follows (in millions):

	Pension Benefits	Other Postretirement Benefits	Total
Net actuarial loss	$24	$5	$29
Prior service cost (credit)	1	(34)	(33)
Total included in accumulated other comprehensive income (loss)	$25	$(29)	$(4)

Future Cash Flows. We are not required to make any contributions to our funded employee pension plan under applicable laws and regulations during the 2015 fiscal year, and we continue to evaluate our expected 2015 voluntary contributions. The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid for our pension and other postretirement benefits in the years indicated (in millions):

	Pension Benefits	Other Postretirement Benefits
2015	$57	$8
2016	60	8
2017	68	8
2018	66	8
2019	90	8
2020-2024	366	36

Retirement Plan Assets

Investment Policies and Strategies. The assets supporting the Retirement Plan are invested using a total return investment approach (including dividends, interest, and realized and unrealized capital appreciation) whereby a mix of equity securities, fixed income securities and other investments are used to preserve asset values, diversify risk and achieve our target investment return. Plan assets are managed in a diversified portfolio comprised of two primary components: an equity portion and a fixed income portion. The expected role of the plan’s equity investments is to maximize the long-term real growth of plan assets, while the role of fixed income investments is to generate current income, lower funded status volatility, provide for more stable periodic returns and provide protection against a prolonged decline in the equity markets. Investment strategies and asset allocation decisions are based on careful consideration of risk tolerance, plan liabilities, the plan’s funded status and our financial condition. Our target allocation is as follows: 50% long duration fixed income, 30% equity and 20% other investments comprised primarily of assets which provide protection in inflationary periods and investments which target a return regardless of market conditions. Our actual allocation of retirement plan assets at December 31, 2014 were 51% long duration fixed income, 28% equity and 21% other investments.

Fair Value of Plan Assets. We classify plan assets into three classifications or levels in the fair value hierarchy. Our level 1 investments include equity, fixed income and other mutual funds, which are based on market quotations from national securities exchanges. Level 2 investments include short-term investment funds, equity and fixed income, mutual and common/collective trust funds, which are valued at the net asset value of the fund as determined by the fund manager along with individual fixed income securities valued on the basis of evaluated prices from independent pricing services. When market prices are not readily available, the determination of fair value may rely on factors such as significant market activity or security specific events, changes in interest rates and credit quality, and developments in foreign markets. We did not hold any level 3 assets in our investments as of December 31, 2014 and 2013. We do not believe that there are any significant concentrations of risk within our plan assets.

The tables below present information about the Retirement Plan’s major asset categories measured at fair value on a recurring basis by the three levels described above (in millions):

	December 31, 2014				December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Fixed income (a)	$—	$161	$—	$161	$—	$133	$—	$133
Mutual funds (b)	113	48	—	161	94	40	—	134
Common/collective trust funds (c)	—	79	—	79	—	89	—	89
Short-term investment funds (d)	—	12	—	12	—	30	—	30
Total	$113	$300	$—	$413	$94	$292	$—	$386
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(a)
Fixed income assets represent securities primarily invested in corporate, government-related, mortgage and asset-backed debt obligations with a primary focus on long duration securities. Individual fixed income securities are typically priced on the basis of evaluated prices from independent pricing services. All fixed income securities are classified as level 2 investments.

(b)
Mutual funds that invest primarily in domestic and international equity and fixed income securities. Fair values are based on market quotations from national securities exchanges. Absolute return and real return mutual funds consist of investments in mutual funds that invest in a broad set of asset classes designed to provide a target return regardless of market conditions or the potential for real returns in excess of U.S. inflation, respectively. The fixed income mutual fund consists of a fund which is part of a trust managed by a registered investment company. Fair value for the fixed income mutual fund reflects the net asset value per share as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Absolute and real return mutual funds and a U.S. equity mutual fund are categorized as level 1 investments and the fixed income mutual fund is categorized as a level 2 investment.

(c)
Common/collective trust funds that invest in primarily equity and fixed income securities. Fair values reflect the net asset value per share, as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Common/collective trust funds are classified as level 2 investments.

(d)	The short-term investment funds provide for safety of principal and daily liquidity and is valued using the net asset value per share. These assets are classified as level 2 investments.

Defined Contribution Plans

Thrift Plan. We sponsor an employee thrift 401(k) plan that provides for contributions, subject to certain limitations, by eligible employees into designated investment funds with a matching contribution by Tesoro. Employees may elect tax-deferred or Roth treatment in accordance with the provisions of Section 401(k) of the Internal Revenue Code. We match 100% of employee contributions, up to 6% of the employee’s eligible compensation (subject to applicable union collective bargaining agreements).

We began a profit-sharing contribution to the Thrift Plan effective January 1, 2013. This discretionary contribution, calculated as a percentage of employee’s base pay based on a pre-determined target for the calendar year, can range from 0% to 4% based on actual performance. Contributions will normally be made following the performance year. All employees eligible for the Thrift Plan who are employed on December 31st of the year the results are achieved are qualified to receive this contribution, even if they are not contributing to the Thrift Plan. Our contributions to the thrift plan amounted to $42 million, $29 million and $19 million in 2014, 2013 and 2012, respectively, of which, $13 million and $4 million were discretionary contributions accrued under the profit-sharing program for 2014 and 2013 for payment in February 2015 and 2014, respectively.

Retail Savings Plan. We sponsor a separate 401(k) savings plan for eligible retail store employees who meet the plan’s eligibility requirements. Eligible employees automatically receive a non-elective employer contribution equal to 3% of eligible earnings, regardless of participation. For employees that make either pre-tax or Roth contributions, we also provide a matching contribution equal to $0.50 for each $1.00 of employee contributions, up to 6% of eligible earnings. With the conversion of our retail business to MSO stations, the majority of retail store employees were terminated prior to December 31, 2014, reducing our contributions to the Plan to less than $1 million for 2014. Our contributions amounted to $1 million in both 2013 and 2012.

Executive Deferred Compensation Plan

We also sponsor a non-qualified executive deferred compensation plan, which provides eligible employees the opportunity for additional pre-tax deferrals and company contributions not provided under our thrift 401(k) plan due to compensation and deferral limitations imposed under the Internal Revenue Code.